Long-term related party payable and interest expenses (Tables)	12 Months Ended
Dec. 31, 2012
Long-term related party payable and interest expenses [Abstract]
Amounts outstanding under credit facilities
As of December 31, 2012 and 2011, the Company had the following amounts outstanding under credit facilities:

(In US$ millions)	2012	2011
Credit facilities
$1,500 credit facility	572.6	654.3
$1,200 term loan	111.1	126.2
$550 credit facility	508.5	550.0
$440 credit facility	100.5	—

Total interest bearing debt	1,292.7	1,330.5
Less: current portion	(235.6)	(180.9)
Long-term portion of interest bearing debt	1,057.1	1,149.6

Maturities of outstanding debt	The outstanding debt as of December 31, 2012 is repayable as follows:
(In US$ millions)	Year ending December 31
2013	235.6
2014	517.7
2015	139.2
2016	340.1
2017 and thereafter	60.1
Total debt	1,292.7